INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
Summary of Intangible assets
	As of December 31,
	2012	2013
	RMB	RMB
Gross carrying amount
Trade name	150,292	131,608
Student populations	82,440	66,090
Software	93,203	91,352
Customer relationship	7,390	7,390
Cooperative agreement*	5,263	5,230
Favorable lease	63,237	63,237
Non-compete agreement	3,188	3,188
	405,013	368,095
Less: Accumulated amortization
Trade name	—	—
Student populations	(62,295)	(55,975)
Software	(60,181)	(71,659)
Customer relationship	(2,235)	(3,272)
Cooperative agreement*	(1,346)	(2,021)
Favorable lease	(10,652)	(13,786)
Non-compete agreement	(198)	(302)
	(136,907)	(147,015)
Intangible assets, net
Trade name	150,292	131,608
Student populations	20,145	10,115
Software	33,022	19,693
Customer relationship	5,155	4,118
Cooperative agreement*	3,917	3,209
Favorable lease	52,585	49,451
Non-compete agreement	2,990	2,886
	268,106	221,080

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in PRC.